ETF SERIES SOLUTIONS
615 East Michigan Street | Milwaukee, Wisconsin 53202

April 30, 2021

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street NE
Washington, DC 20549

Re:	ETF Series Solutions (the “Trust”) File Nos.: 333-179562 and 811-22668
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series listed in the Appendix below, hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment dated April 30, 2021, and filed electronically as Post-Effective Amendment No. 693 to the Trust’s Registration Statement on Form N‑1A on April 27, 2021.
If you have any questions or require further information, please contact Michael Barolsky at (414) 765‑5586 or michael.barolsky@usbank.com.
Sincerely,

/s/ Michael D. Barolsky
Michael D. Barolsky
Vice President and Secretary

Appendix
Defiance Next Gen Connectivity ETF (S000064804)
Defiance Quantum ETF (S000062478)
Defiance Nasdaq Junior Biotechnology (S000064808)
Defiance Indxx Junior Semiconductor ETF (S000064807)
Defiance Next Gen SPAC Derived ETF (S000062479)